FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - Elected for hedge accounting - Cash flow hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Pre-tax net unrealized (losses) gains	$ (25)	$ 1	$ (24)
Derivative financial assets	$ 67	$ 199